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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -----------------------------
   Address:      75 Park Plaza, 2nd Floor
                 -----------------------------
                 Boston, MA 02116
                 -----------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marianne Laiosa
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   617 954 3890
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Marianne Laiosa              Boston, MA        5/12/2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: 76,978
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
COLUMN 1                   COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6       COLUMN 7          COLUMN 8
                                                        VALUE   SHS  OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
AMAG PHARMACEUTICALS INC               COM 00163U106    1,783    48,500    SH                SOLE            48,500       0      0
ALEXION PHARMACEUTICALS
 INC                                   COM 015351109    1,619    43,000    SH                SOLE            43,000       0      0
AMERICAN EAGLE OUTFITTERS
 NE                                    COM 02553E106    2,815   230,000    SH                SOLE           230,000       0      0
APPLE INC                              COM 037833100  1472.00    14,000    SH                SOLE            14,000       0      0
ARCSIGHT INC                           COM 039666102    4,033   315,792    SH                SOLE           315,792       0      0
AUXILIUM PHARMACEUTICALS
 INC COM STK                           COM 05334D107      926    33,400    SH                SOLE            33,400       0      0
BJS WHSL CLUB INC COM STK              COM 05548J106    2,239    70,000    SH                SOLE            70,000       0      0
BIOSANTE PHARMACE WRNT TO
 PRCHSE COM                        COM NEW 09065V203      715    30,000    SH                SOLE            30,000       0      0
BROADCOM CORP CL A COM
 STK                                  CL A 111320107    4,895   245,000    SH                SOLE           245,000       0      0
CEPHEID INC COM STK                    COM 15670R107    1,645   238,346    SH                SOLE           238,346       0      0
CURIS INC COM STK                      COM 231269101      565   409,097    SH                SOLE           409,097       0      0
CYPRESS SEMICONDUCTOR
 CORP COM STK                          COM 232806109    1,568   231,600    SH                SOLE           231,600       0      0
DRESS BARN INC COM STK                 COM 261570105    2,475   201,418    SH                SOLE           201,418       0      0
FINISH LINE INC CL A COM
 STK                                  CL A 317923100      931   140,606    SH                SOLE           140,606       0      0
FOOT LOCKER INC COM STK                COM 344849104    1,677   160,000    SH                SOLE           160,000       0      0
GILEAD SCIENCES INC COM
 STK                                   COM 375558103    3,706    80,000    SH                SOLE            80,000       0      0
ILLUMINA INC COM STK                   COM 452327109    3,538    95,000    SH                SOLE            95,000       0      0
LIFE TECHNOLOGIES
 CORPORATION COM STK                   COM 53217V109    1,949    60,000    SH                SOLE            60,000       0      0
MICROCHIP TECHNOLOGY INC
 COM STK                               COM 595017104    1,695    80,000    SH                SOLE            80,000       0      0
MYRIAD GENETICS INC COM
 STK                                   COM 62855J104    1,546    34,000    SH                SOLE            34,000       0      0
NETLOGIC MICRSYS                       COM 64118B100    2,415    87,900    SH                SOLE            87,900       0      0
NVIDIA CORP COM STK                    COM 67066G104    3,106   315,000    SH                SOLE           315,000       0      0
OPEN TEXT CORP COM                     COM 683715106    2,996    87,000    SH                SOLE            87,000       0      0
PMC-SIERRA INC COM STK                 COM 69344F106      956   150,000    SH                SOLE           150,000       0      0
RIVERBED TECH INC                      COM 768573107    1,962   150,000    SH                SOLE           150,000       0      0
SANDISK CORP COM STK                   COM 80004C101    2,176   172,011    SH                SOLE           172,011       0      0
SAP AG WALLDORF/BADEN ADR        SPONS ADR 803054204    3,423    97,000    SH                SOLE            97,000       0      0
SCHERING PLOUGH CORP COM
 STK                                   COM 806605101    1,060    45,000    SH                SOLE            45,000       0      0
SEQUENOM INC                       COM NEW 817337405      782    55,000    SH                SOLE            55,000       0      0
SIGMA DESIGNS INC COM STK              COM 826565103    1,244   100,000    SH                SOLE           100,000       0      0
TJX COS INC NEW COM STK                COM 872540109    1,410    55,000    SH                SOLE            55,000       0      0
THORATEC CORP COM STK              COM NEW 885175307    1,207    47,000    SH                SOLE            47,000       0      0
WAL-MART STORES INC COM
 STK                                   COM 931142103    3,908    75,000    SH                SOLE            75,000       0      0
WYETH SHS                              COM 983024100    5,595   130,000    SH                SOLE           130,000       0      0
VMWARE INC                        CL A COM 928563402      945    40,000    SH   PUT          SOLE            40,000       0      0
SEAGATE TECHNOLOGY COM
 STK                                   SHS G7945J104    2,001   333,016    SH                SOLE           333,016       0      0
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